Goldman Sachs Funds
ASSET ALLOCATION PORTFOLIOS                    Semi-Annual Report June 30, 1999

[ARTWORK APPEARS HERE]

Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.


                                                                   [LOGO OF
                                                                   GOLDMAN SACHS
                                                                   APPEARS HERE]

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Market Overview



Dear Shareholder,

During the first six months of 1999, we have seen generally strong performance in the equity markets. However, the fixed income markets have posted more muted results.


                      . Global Equity Markets -- The strength of the U.S. equity market continues to surprise many financial experts. While the market experienced its share of ups and downs, primarily related to uncertainty over interest rates and inflation, the overall trend was upward. The year began on a positive note, due in part to receding fears of a global financial crisis. However, the rally was extremely narrow, limited largely to a few very large growth companies and the technology sector. As the year progressed, investors rotated assets into more cyclical issues. By the end of the reporting period, long-shunned value and smaller cap stocks were among the best performing sectors.

                           In Europe, most equity markets rebounded to start the
                        year, as most central banks lowered interest rates in advance of the monetary union, and to prevent their own economies from sliding toward recession. The euphoria surrounding the launch of the euro was short lived, as the markets retreated on news of the peso devaluation, rising U.S. interest rates and sluggish production data in much of the region.

                           The Japanese market advanced strongly during the
                        period on the back of improved investor sentiment. Expectations for an earnings recovery in late 1999 were substantially enhanced by a number of statistics indicating that the worst was behind.

                           Asian stocks (ex-Japan) produced strong results, as
                        signs pointed to economies in the region rebounding much faster than anticipated. Investors who were previously underweight in the region moved to increase their exposure, creating an attractive investment environment.

                      . Global Fixed Income Markets -- Economic data released in the U.S. in recent months clearly shows that the U.S. economy has considerable momentum. Not surprisingly, the Federal Reserve followed its bias to tighten with an increase in interest rates at the end of June. We believe that inflation will trend upward and that economic activity will remain strong, which should push short-term rates and bond yields higher.

                           Within Europe, we believe it will be vital to
                        selectively choose investment opportunities going forward. We anticipate continuing to underweight the core EMU markets in favor of the U.K. We remain optimistic that inflationary pressures will continue to fall in the U.K., and that growth will remain subdued as weak manufacturing and export conditions remain a drag on economic activity.

                           We remain negative on Japanese bonds, despite the
                        steepness of the yield curve and the poor growth outlook. We remain committed in our belief that the volume of new issuance by the government and wholesale selling by institutions will keep an upward pressure on yields.

                        We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

                        Sincerely,


-----------------       /s/ David B. Ford
NOT FDIC-INSURED
-----------------       David B. Ford
 May Lose Value         Co-Head, Goldman Sachs Asset Management
-----------------
No Bank Guarantee       /s/ John P. McNulty
-----------------
                        John P. McNulty
                        Co-Head, Goldman Sachs Asset Management

                        July 29, 1999

                                                                     FUND BASICS

Conservative Strategy
as of June 30, 1999

                             Assets Under Management

                                  $11.9 Million

                                 NASDAQ SYMBOLS

                                 Class A Shares

                                      GACSX

                                 Class B Shares

                                      GBCSX

                                 Class C Shares

                                      GCCSX

                              Institutional Shares

                                      GICSX

                                 Service Shares

                                      GCSPX


PERFORMANCE REVIEW

February 8, 1999-June 30, 1999    Fund Cumulative Total Return (based on NAV)/1/
--------------------------------------------------------------------------------
Class A                                                 3.64%
Class B                                                 3.34%
Class C                                                 3.34%
Institutional                                           3.88%
Service                                                 3.81%
--------------------------------------------------------------------------------
/1/ The net asset value ("NAV") represents the net assets of the Portfolio
    (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

STANDARDIZED TOTAL RETURNS/2/

For the period ending June 30, 1999    Class A    Class B    Class C   Institutional   Service
-----------------------------------------------------------------------------------------------
Since Inception (2/8/99)               -2.04%      -1.71%     2.33%       3.88%         3.81%
-----------------------------------------------------------------------------------------------

/2/ The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

--------------------------------------------------------------------------------
COMPOSITION/3/
--------------------------------------------------------------------------------

For the investor seeking current income, consistent with the preservation of capital and the potential for capital appreciation. The Portfolio is primarily in domestic fixed income funds focusing on short-term investments and money market funds, with the balance in domestic stocks funds and a small allocation to a global bond fund.


       STRATEGIC MODEL                         TACTICAL FUND WEIGHTINGS
     PORTFOLIO WEIGHTINGS                         (Changes quarterly)

   [PIE CHART APPEARS HERE]                    [PIE CHART APPEARS HERE]


   10% Financial Square                           10% Financial Square
       Prime Obligations Fund                         Prime Obligations Fund

   60% Short Duration                             50% Short Duration
       Government Fund                                Government Fund

   10% Global Income Fund                         18% Global Income Fund

   10% CORE Large Cap                             12% CORE Large Cap
       Value Fund4                                    Value Fund4

    7% CORE Large Cap                              7% CORE Large Cap
       Growth Fund                                    Growth Fund

    3% Real Estate                                 3% Real Estate
       Securities Fund                                Securities Fund

/3/ As of 7/1/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/4/ The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

    The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Balanced Strategy/1/
as of June 30, 1999

                             Assets Under Management

                                 $103.3 Million

                                 NASDAQ SYMBOLS

                                 Class A Shares

                                      GIPAX

                                 Class B Shares

                                      GIPBX

                                 Class C Shares

                                      GIPCX

                              Institutional Shares

                                      GIPIX

                                 Service Shares

                                      GIPSX

--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------
January 1, 1999-June 30, 1999     Fund Cumulative Total Return (based on NAV)/2/

--------------------------------------------------------------------------------
Class A                                               4.09%
Class B                                               3.71%
Class C                                               3.61%
Institutional                                         4.19%
Service                                               4.04%
--------------------------------------------------------------------------------
/2/ The net asset value ("NAV") represents the net assets of the Portfolio
    (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

--------------------------------------------------------------------------------
STANDARDIZED TOTAL RETURNS3
--------------------------------------------------------------------------------

For the period ending June 30, 1999    Class A    Class B    Class C   Institutional   Service
-----------------------------------------------------------------------------------------------
One Year                                -0.76%     -0.85%     3.26%        5.44%         4.92%
Since Inception (1/2/98)                 3.10%      3.67%     6.36%        7.55%         6.98%
-----------------------------------------------------------------------------------------------

/3/ The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.
--------------------------------------------------------------------------------
COMPOSITION/4/
--------------------------------------------------------------------------------

For the investor seeking current income with greater stability of principal than an investment in equity securities alone. Over half of the Portfolio is in domestic fixed income instruments which seek to provide income, and a portion is in global bonds which seek to enhance income and total return. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the Portfolio.


       STRATEGIC MODEL                         TACTICAL FUND WEIGHTINGS
     PORTFOLIO WEIGHTINGS                         (Changes quarterly)

   [PIE CHART APPEARS HERE]                    [PIE CHART APPEARS HERE]


   43% Short Duration                              1% Financial Square
       Government Fund                                Prime Obligations Fund

    5% High Yield Fund                            35% Short Duration
                                                      Government Fund
   12% Global Income Fund
                                                   4% High Yield Fund
   11% CORE Large Cap
       Value Fund/5/                              19% Global Income Fund

    9% CORE Large Cap                              9% CORE Large Cap
       Growth Fund                                    Value Fund/5/

    2% CORE Small Cap                              8% CORE Large Cap
       Equity Fund                                    Growth Fund

    2% Real Estate                                 2% CORE Small Cap
       Securities Fund                                Equity Fund

   16% CORE International                          2% Real Estate
       Equity Fund                                    Securities Fund

                                                  20% CORE International
                                                      Equity Fund

/1/ Effective February 8, 1999, the Income Strategy Portfolio's name was changed to the Balanced Strategy Portfolio.

/4/ As of 7/1/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/5/ The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

   The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                     FUND BASICS
Growth and Income Strategy
as of June 30, 1999

                             Assets Under Management

                                 $438.6 Million

                                 NASDAQ SYMBOLS

                                 Class A Shares

                                      GOIAX

                                 Class B Shares

                                      GOIBX

                                 Class C Shares

                                      GOICX

                              Institutional Shares

                                      GOIIX

                                 Service Shares

                                      GOISX

PERFORMANCE REVIEW
January 1, 1999-June 30, 1999       Fund Cumulative Total Return (based on NAV)/1/
----------------------------------------------------------------------------------
Class A                                               6.63%
Class B                                               6.25%
Class C                                               6.15%
Institutional                                         6.75%
Service                                               6.51%
----------------------------------------------------------------------------------
/1/  The net asset value ("NAV") represents the net assets of the Portfolio
     (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

STANDARDIZED TOTAL RETURNS/2/

For the period ending June 30, 1999    Class A    Class B    Class C   Institutional   Service
-----------------------------------------------------------------------------------------------
One Year                               -0.28%     -0.44%      3.64%       5.90%         5.40%
Since Inception (1/2/98)                4.89%      5.50%      8.08%       9.28%         8.76%
-----------------------------------------------------------------------------------------------

/2/ The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

COMPOSITION/3/

For the investor who is less conservative and seeks current income with the opportunity for long-term capital appreciation. Under normal circumstances, assets are allocated fairly equally among fixed income securities, which are intended to provide the income component, and equity securities, which are intended to provide the capital appreciation component.

       STRATEGIC MODEL                         TACTICAL FUND WEIGHTINGS
     PORTFOLIO WEIGHTINGS                         (Changes quarterly)

   [PIE CHART APPEARS HERE]                    [PIE CHART APPEARS HERE]


   18% Core Fixed                                  1% Financial Square
       Income Fund                                    Prime Obligations Fund

    8% High Yield Fund                            12% Core Fixed
                                                      Income Fund
   14% Global Income Fund
                                                   5% High Yield Fund
   16% CORE Large Cap
       Value Fund/4/                              20% Global Income Fund

   15% CORE Large Cap                             15% CORE Large Cap
       Growth Fund                                    Value Fund/4/

    4% CORE Small Cap                             14% CORE Large Cap
       Equity Fund                                    Growth Fund

    2% Real Estate                                 4% CORE Small Cap
       Securities Fund                                Equity Fund

   17% CORE International                          2% Real Estate
       Equity Fund                                    Securities Fund

    2% International                              21% CORE International
       Small Cap Fund                                 Equity Fund

    4% Emerging Markets                            2% International
       Equity Fund                                    Small Cap Fund

                                                   4% Emerging Markets
                                                      Equity Fund

/3/ As of 7/1/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/4/ The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

   The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS
Growth Strategy
as of June 30, 1999

                             Assets Under Management

                                 $310.9 Million


                                 NASDAQ SYMBOLS

                                 Class A Shares

                                      GGSAX

                                 Class B Shares

                                      GGSBX

                                 Class C Shares

                                      GGSCX

                              Institutional Shares

                                      GGSIX

                                 Service Shares

                                      GGSSX

PERFORMANCE REVIEW

January 1, 1999-June 30, 1999     Fund Cumulative Total Return (based on NAV)/1/
--------------------------------------------------------------------------------
Class A                                                   9.04%
Class B                                                   8.56%
Class C                                                   8.56%
Institutional                                             9.14%
Service                                                   8.94%
--------------------------------------------------------------------------------
/1/ The net asset value ("NAV") represents the net assets of the Portfolio
    (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.


STANDARDIZED TOTAL RETURNS/2/

For the period ending June 30, 1999        Class A     Class B    Class C    Institutional     Service
------------------------------------------------------------------------------------------------------
One Year                                   -0.25%      -0.29%      3.64%         5.87%          5.43%
Since Inception (1/2/98)                    5.18%       5.84%      8.44%         9.50%          9.04%
------------------------------------------------------------------------------------------------------

/2/ The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.


COMPOSITION/3/

For the investor seeking capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity securities, with a blend of domestic large cap, small cap and international stocks, which seek to provide capital appreciation. The bond portion is intended to provide diversification.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS

[PIE CHART APPEARS HERE]

Core Fixed Income Fund          10%
High Yield Fund                  5%
Global Income Fund               5%
CORE Large Cap Value Fund/4/    23%
CORE Large Cap Growth Fund      19%
CORE Small Cap Equity Fund       5%
Real Estate Securities Fund      2%
CORE International Equity Fund  24%
International Small Cap Fund     2%
Emerging Markets Equity Fund     5%

TACTICAL FUND WEIGHTINGS (Changes quarterly)

[PIE CHART APPEARS HERE]

Financial Square Prime Obligations Fund          1%
Core Fixed Income Fund                           4%
High Yield Fund                                  2%
Global Income Fund                              12%
CORE Large Cap Value Fund/4/                    22%
CORE Large Cap Growth Fund                      17%
CORE Small Cap Equity Fund                       5%
Real Estate Securities Fund                      2%
CORE International Equity Fund                  28%
International Small Cap Fund                     2%
Emerging Markets Equity Fund                     5%

/3/ As of 7/1/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/4/ The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

    The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                     FUND BASICS
Aggressive Growth Strategy
as of June 30, 1999

                             Assets Under Management

                                 $119.2 Million


                                 NASDAQ SYMBOLS

                                 Class A Shares

                                    aGAPaaAX

                                 Class B Shares

                                      GAPBX

                                 Class C Shares

                                     GAaXCX

                              Institutional Shares

                                      GAPIX

                                 Service Shares

                                      GAPSX

PERFORMANCE REVIEW

January 1, 1999-June 30, 1999     Fund Cumulative Total Return (based on NAV)/1/
--------------------------------------------------------------------------------
Class A                                         11.02%
Class B                                         10.65%
Class C                                         10.64%
Institutional                                   11.22%
Service                                         10.94%
--------------------------------------------------------------------------------
/1/ The net asset value ("NAV") represents the net assets of the Portfolio
    (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.


STANDARDIZED TOTAL RETURNS/2/

For the period ending June 30, 1999         Class A     Class B     Class C    Institutional     Service
--------------------------------------------------------------------------------------------------------
One Year                                    -0.02%      -0.01%       4.12%         6.26%          5.72%
Since Inception (1/2/98)                     5.05%       5.79%       8.47%         9.38%          9.01%
--------------------------------------------------------------------------------------------------------

/2/ The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.


COMPOSITION/3/

For the investor seeking long-term capital appreciation. Substantially all assets are allocated among equity securities, with a greater focus on small cap and international investments for enhanced return opportunities.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS

[PIE CHART APPEARS HERE]

CORE Large Cap Value Fund/4/            30%
CORE Large Cap Growth Fund              22%
CORE Small Cap Equity Fund               7%
Real Estate Securities Fund              3%
CORE International Equity Fund          27%
International Small Cap Fund             4%
Emerging Markets Equity Fund             7%

TACTICAL FUND WEIGHTINGS (Changes quarterly)

[PIE CHART APPEARS HERE]

CORE Large Cap Value Fund/4/            27%
CORE Large Cap Growth Fund              21%
CORE Small Cap Equity Fund               6%
Real Estate Securities Fund              3%
CORE International Equity Fund          32%
International Small Cap Fund             4%
Emerging Markets Equity Fund             7%

/3/ As of 7/1/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/4/ The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

    The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW
Asset Allocation Portfolios



Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Asset Allocation Portfolios (the "Portfolios"). This semi-annual report covers the six-month period ended June 30, 1999.


Performance

The performance of your Portfolio is driven by three factors: 1) strategic asset allocation policy; 2) fund performance; and 3) tactical reallocation. By reallocating your Portfolio on a quarterly basis, we seek to enhance its performance over the long term.

In the first half of 1999, the Asset Allocation Portfolios benefited from the portfolio management team's tactical reallocation decisions. More specifically, we maintained an overweight position in global stocks, which outperformed both bonds and cash. The Portfolios' overweight position in global bonds relative to domestic bonds also helped performance during the period, particularly in the first quarter. In the second quarter, our preference for cash over bonds added substantial value, particularly in the more conservative Portfolios.

The Portfolios' good performance from tactical reallocation was enhanced by 1) outstanding performance in the emerging markets sector; and 2) the performance of the underlying Goldman Sachs Funds. The following is a summary of the performance of the Portfolios for the first half of the year (figures do not reflect the deduction of any applicable sales charge).

 .  Goldman Sachs Conservative Strategy Portfolio -- The Portfolio's Class A, B,
   C, Institutional and Service shares generated cumulative total returns since inception (2/8/99) of 3.64%, 3.34%, 3.34%, 3.88% and 3.81%, respectively.

 .  Goldman Sachs Balanced Strategy Portfolio -- The Portfolio's Class A, B, C,
   Institutional and Service shares generated cumulative total returns during the six-month period ended June 30, 1999 of 4.09%, 3.71%, 3.61%, 4.19% and 4.04%, respectively.

 .  Goldman Sachs Growth and Income Strategy Portfolio -- The Portfolio's Class
   A, B, C, Institutional and Service shares generated cumulative total returns during the six-month period ended June 30, 1999 of 6.63%, 6.25%, 6.15%, 6.75% and 6.51%, respectively.

 .  Goldman Sachs Growth Strategy Portfolio -- The Portfolio's Class A, B, C,
   Institutional and Service shares generated cumulative total returns during the six-month period ended June 30, 1999 of 9.04%, 8.56%, 8.56%, 9.14% and 8.94%, respectively.

 .  Goldman Sachs Aggressive Growth Strategy Portfolio -- The Portfolio's Class
   A, B, C, Institutional and Service shares generated cumulative total returns during the six-month period ended June 30, 1999 of 11.02%, 10.65%, 10.64%, 11.22% and 10.94%, respectively.

Global Asset Allocation Views -- First Half of 1999

 . Equities -- We began the first quarter with an overweight position in Japan, due to favorable valuation factors. In the second quarter, we moved to a neutral position in Japan due to worsening momentum and risk indicators. Within Europe, we favored at various times Finland, Spain, Sweden, Ireland and Belgium. We were negative on the U.K., Germany and France, as valuation momentum factors were weak. Poor domestic valuations throughout the first half, and unfavorable risk factors in the second quarter, led us to maintain an underweight position in the U.S. throughout the period.

 . Bonds -- Poor momentum and yield factors throughout the first half of 1999 led us to underweight domestic bonds. With the exception of the U.K., our favorite fixed income region throughout the period was Europe, especially Sweden, due to attractive yield factors and strong market performance. We became more favorable on Japanese bonds during the period due to currency-related factors, steepening yield curves and improved market performance. The Portfolios were overweight international bonds against the U.S. during the entire period.

 . Currencies -- For the entire period, we favored the U.S. dollar versus international securities, due to strengthening market performance, improved earnings and attractive yield curve factors. The Swedish krona was our least favorite currency during the first half, due to poor momentum and valuation factors. Our view on the yen was favorable in the first quarter, but deteriorated in the second quarter, based on most of our indicators, particularly interest rate related variables.


Current Outlook

For the third quarter, we continue to favor global stocks over global bonds, and we continue our overweight cash position relative to bonds. In equities, we continue to overweight international equities versus the U.S. In fixed income, we continue to underweight U.S. bonds relative to international bonds.


Global Asset Allocation

We continue to favor global stocks over global bonds, and continue our slight preference for cash versus bonds. While continuing a slight overweight in equities, our valuation, inflationary fears, and in particular growth sub-models all worsened, making us only modestly bullish on stocks. Though real bond yields remain high, we are slightly negative on bonds versus cash as a result of poor momentum indicators.

                                                            PERFORMANCE OVERVIEW

We continue to favor global stocks over global bonds, and continue our slight preference for cash versus bonds.


Equities

We maintain a negative view on the U.S., mainly as a result of poor value factors. We remain positive on non-Japan Asia, specifically Hong Kong and Singapore, which continue to show market outperformance and relatively attractive value factors. Our outlook on Japan has turned more positive, attributed mostly to attractive value indicators and improved market performance. Within Europe, we continue to underweight Germany, Netherlands and the U.K., as value and momentum measures remain weak. Austria, Belgium, Finland, and Ireland are our favorite European countries. Austria, Belgium and Ireland possess strong value factors while Finland shows favorable momentum measures.


Bonds

We continue to underweight both the U.K. and the U.S. The U.K. displays unfavorable yield-related factors while the U.S. shows poor relative market momentum. Australia and Sweden continue to be highly ranked in our bond model, due particularly to strong market performance and steep yield curves. We remain neutral on Japan, as poor yield-related indicators offset market outperformance.


Currencies

Our view on the U.S. dollar continues to be highly positive, driven by strength across most value and momentum measures. We have become modestly positive on Japan, primarily as a result of continued market outperformance and attractive long-term value. We maintain an overweight position in the British pound, due primarily to improved market performance and favorable yield-related variables. Some of our least favorite currencies include the Euro, New Zealand dollar and Swedish krona, which show poor momentum and yield-related indicators.

We hope this summary has been helpful to you in your understanding of how we manage your Asset Allocation Portfolio. If you have questions or comments, we encourage you to contact your Goldman Sachs representative.

We thank you for the confidence you have placed in us and look forward to your continued support.



Goldman Sachs Quantitative Research Group

New York, July 29, 1999

                                       GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
June 30, 1999 (Unaudited)

 The following graph shows the value as of June 30, 1999, of a $10,000 invest-ment made (with the maximum sales charges of 5.5% for Class A and redemption charges of 5.0% and 1.0% for Class B and Class C, respectively, and at NAV for the Institutional and Service Classes) in Goldman Sachs Balanced Strategy Portfolio (formerly, the Goldman Sachs Income Strategy Portfolio) on February 1, 1998. For comparative purposes, the performance of the portfolio's bench-marks (the S&P 500 Index, Lehman Brothers High Yield Bond Index and two-year U.S. Treasury Security ("Two-Year T-Bill") are also shown. All performance data shown represents past performance and should not be considered indica-tive of future performance which will fluctuate with changes in market condi-tions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Balanced Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 1999.(a)

                             [GRAPH APPEARS HERE]

  Average Annual Total Return through
  June 30, 1999(b)                      Since Inception One Year Six Month(c)
  Class A
  Excluding sales charges                    7.07%         5.04%        4.09%
  Including sales charges                    3.10%        -0.76%       -1.63%
 ----------------------------------------------------------------------------
  Class B
  Excluding contingent deferred sales
   charges                                   6.38%         4.30%        3.71%
  Including contingent deferred sales
   charges                                   3.67%        -0.85%       -1.34%
 ----------------------------------------------------------------------------
  Class C
  Excluding contingent deferred sales
   charges                                   6.36%         4.28%        3.61%
  Including contingent deferred sales
   charges                                   6.36%         3.26%        2.60%
 ----------------------------------------------------------------------------
  Institutional Class                        7.55%         5.44%        4.19%
 ----------------------------------------------------------------------------
  Service Class                              6.98%         4.92%        4.04%
 ----------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.
 (c) Not annualized.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

June 30, 1999 (Unaudited)

GOLDMAN SACHS
CONSERVATIVE STRATEGY PORTFOLIO

  Shares    Description                                                 Value

 Mutual Funds (Institutional Shares) - 99.8%
  Equity - 22.1%
    124,109 Goldman Sachs CORE Large Cap Value Fund - 11.7%        $ 1,399,951
     51,569 Goldman Sachs CORE Large Cap Growth Fund - 7.4%            881,837
     36,198 Goldman Sachs Real Estate Securities
            Fund - 3.0%                                                356,910
                                                                   -----------
                                                                   $ 2,638,698
 ------------------------------------------------------------------------------
  Fixed Income - 66.7%
    608,691 Goldman Sachs Short Duration Government Fund - 49.2%   $ 5,867,782
    141,590 Goldman Sachs Global Income
            Fund - 17.5%                                             2,089,875
                                                                   -----------
                                                                   $ 7,957,657
 ------------------------------------------------------------------------------
  Money Market - 11.0%
  1,306,489 Financial Square Prime Obligations Fund - 11.0%        $ 1,306,489
 ------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $11,853,511)(a)                                            $11,902,844
 ------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which value exceeds
   cost                                                            $   149,706
  Gross unrealized loss for investments in which cost exceeds
   value                                                              (100,373)
 ------------------------------------------------------------------------------
  Net unrealized gain                                              $    49,333
 ------------------------------------------------------------------------------

 (a) The amount stated also represents aggregate cost for federal income tax purposes.
GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

  Shares    Description                      Value

 Mutual Funds (Institutional Shares) - 99.4%
  Equity - 41.8%
  1,938,940 Goldman Sachs CORE
            International Equity
            Fund - 20.1%               $ 20,727,269
    857,055 Goldman Sachs CORE Large
            Cap Value Fund - 9.3%         9,667,575
    520,108 Goldman Sachs CORE Large
            Cap Growth Fund - 8.6%        8,893,844
    210,590 Goldman Sachs Real
            Estate Securities Fund
            - 2.0%                        2,076,419
    171,647 Goldman Sachs CORE Small
            Cap Equity Fund - 1.8%        1,848,636
                                       ------------
                                       $ 43,213,743
 ---------------------------------------------------
  Fixed Income - 57.2%
  3,685,026 Goldman Sachs Short
            Duration Government
            Fund - 34.4%               $ 35,523,652
  1,315,226 Goldman Sachs Global
            Income Fund - 18.8%          19,412,740
    433,161 Goldman Sachs High Yield
            Fund - 4.0%                   4,119,363
                                       ------------
                                       $ 59,055,755
 ---------------------------------------------------
  Money Market - 0.4%
    441,014 Financial Square Prime
            Obligations Fund - 0.4%    $    441,014
 ---------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $98,699,786)(a)                $102,710,512
 ---------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for invest-
   ments in which value exceeds cost   $  4,666,906
  Gross unrealized loss for invest-
   ments in which cost exceeds value     (1,348,641)
 ---------------------------------------------------
  Net unrealized gain                  $  3,318,265
 ---------------------------------------------------

 (a) The aggregate cost for federal income tax purposes is $99,392,247. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

    The accompanying notes are an integral part of these financial statements.

                              GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Performance Summary
June 30, 1999 (Unaudited)


 The following graph shows the value as of June 30, 1999, of a $10,000 invest-ment made (with the maximum sales charges of 5.5% for Class A and redemption charges of 5.0% and 1.0% for Class B and Class C, respectively, and at NAV for the Institutional and Service Classes) in Goldman Sachs Growth and Income Strategy Portfolio on February 1, 1998. For comparative purposes, the perfor-mance of the portfolio's benchmarks (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley EAFE Index ("MSCI EAFE")) are also shown. All performance data shown repre-sents past performance and should not be considered indicative of future per-formance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Growth and Income Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 1999.(a)

                              [GRAPH APPEARS HERE]

                                           Institutional  Service                Lehman High
          Class A   Class B       Class C      Class       Class    S&P 500    Yield Bond Index  Lehman Aggregate   MSCI EAFE
 2/1/98    9,450    10,000        10,000      10,000      10,000     10,000         10,000            10,000         10,000
 Feb-98   10,113    10,190        10,580      10,700      10,700     10,721         10,059             9,992         10,644
 Mar-98   10,333    10,426        10,815      10,937      10,928     11,270         10,154            10,027         10,974
 Apr-98   10,380    10,466        10,855      10,987      10,978     11,384         10,193            10,079         11,063
 May-98   10,210    10,276        10,665      10,807      10,798     11,188         10,229            10,175         11,012
 Jun-98   10,180    10,239        10,630      10,781      10,755     11,642         10,266            10,261         11,098
 Jul-98   10,065    10,109        10,499      10,660      10,634     11,518         10,324            10,283         11,213
 Aug-98    9,001     9,003         9,381       9,543       9,508      9,852          9,754            10,450          9,826
 Sep-98    9,145     9,142         9,525       9,694       9,658     10,484          9,798            10,695          9,527
 Oct-98    9,526     9,515         9,914      10,098      10,062     11,336          9,597            10,638         10,523
 Nov-98    9,841     9,855        10,246      10,453      10,405     12,023          9,996            10,699         11,065
 Dec-98   10,071    10,071        10,478      10,696      10,643     12,715         10,007            10,731         11,504
 Jan-99   10,216    10,317        10,723      10,850      10,787     13,247         10,155            10,807         11,473
 Feb-99    9,945    10,031        10,437      10,572      10,510     12,835         10,095            10,618         11,202
 Mar-99   10,261    10,353        10,749      10,898      10,833     13,348         10,191            10,676         11,673
 Apr-99   10,669    10,772        11,168      11,342      11,265     13,865         10,388            10,710         12,148
 May-99   10,426    10,516        10,913      11,084      11,008     13,538         10,248            10,616         11,525
 Jun-99   10,739    10,833        11,230      11,417      11,336     14,289         10,227            10,582         11,977


  Average Annual Total Return through
  June 30, 1999(b)                      Since Inception One Year Six Month(c)
  Class A
  Excluding sales charges                    8.93%         5.49%        6.63%
  Including sales charges                    4.89%        -0.28%        0.81%
 ----------------------------------------------------------------------------
  Class B
  Excluding contingent deferred sales
  charges                                    8.16%         4.67%        6.25%
  Including contingent deferred sales
  charges                                    5.50%        -0.44%        1.23%
 ----------------------------------------------------------------------------
  Class C
  Excluding contingent deferred sales
  charges                                    8.08%         4.66%        6.15%
  Including contingent deferred sales
  charges                                    8.08%         3.64%        5.14%
 ----------------------------------------------------------------------------
  Institutional Class                        9.28%         5.90%        6.75%
 ----------------------------------------------------------------------------
  Service Class                              8.76%         5.40%        6.51%
 ----------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.
 (c) Not annualized.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
June 30, 1999 (Unaudited)

 The following graph shows the value as of June 30, 1999, of a $10,000 invest-ment made (with the maximum sales charge of 5.5% for Class A and redemption charges of 5.0% and 1.0% for Class B and Class C, respectively, and at NAV for Institutional and Service Classes) in Goldman Sachs Growth Strategy Port-folio on February 1, 1998. For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, Morgan Stanley EAFE Index ("MSCI EAFE"), Russell 2000 Index and Morgan Stanley Emerging Markets Free Index ("MSCI EMF") are also shown. All performance data shown represents past per-formance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctua-tions will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Growth Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 1999.(a)

[GRAPH APPEARS HERE]

                                             Institutional     Service
          Class A    Class B       Class C      Class           Class      S&P 500     MSCI EAFE      Russell 2000     MSCI EMF
Feb-98     9,450      10,000       10,000       10,000          10,000      10,000       10,000           10,000         10,000
Feb-98    10,217      10,310       10,710       10,810          10,890      10,721       10,644           10,739         11,044
Mar-98    10,491      10,593       10,991       11,104          11,190      11,270       10,974           11,181         11,523
Apr-98    10,548      10,643       11,041       11,164          11,250      11,384       11,063           11,243         11,398
May-98    10,283      10,363       10,761       10,884          10,880      11,188       11,012           10,637          9,836
Jun-98    10,213      10,275       10,684       10,816          10,760      11,642       11,098           10,659          8,804
Jul-98    10,024      10,065       10,474       10,615          10,520      11,518       11,213            9,796          9,083
Aug-98     8,612       8,621        8,992        9,120           8,750       9,852        9,826            7,894          6,457
Sep-98     8,760       8,765        9,141        9,285           8,910      10,484        9,527            8,512          6,867
Oct-98     9,244       9,240        9,637        9,798           9,520      11,336       10,523            8,859          7,590
Nov-98     9,614       9,616       10,014       10,200           9,940      12,023       11,065            9,323          8,221
Dec-98     9,889       9,893       10,295       10,492          10,254      12,715       11,504            9,900          8,102
Jan-99    10,033      10,135       10,547       10,645          10,597      13,247       11,473           10,032          7,971
Feb-99     9,745       9,822       10,234       10,339          10,283      12,835       11,202            9,219          8,049
Mar-99    10,100      10,196       10,608       10,727          10,669      13,348       11,673            9,363          9,110
Apr-99    10,629      10,732       11,144       11,288          11,217      13,865       12,148           10,202         10,237
May-99    10,350      10,439       10,851       10,992          10,922      13,538       11,525           10,351         10,177
Jun-99    10,782      10,884       11,286       10,950          10,904      14,289       11,977           10,819         11,333

  Average Annual Total Return through
  June 30, 1999(b)                      Since Inception One Year Six Month(c)
  Class A
  Excluding sales charges                    9.22%         5.58%        9.04%
  Including sales charges                    5.18%        -0.25%        3.03%
 ----------------------------------------------------------------------------
  Class B
  Excluding contingent deferred sales
  charges                                    8.46%         4.76%        8.56%
  Including contingent deferred sales
  charges                                    5.84%        -0.29%        3.56%
 ----------------------------------------------------------------------------
  Class C
  Excluding contingent deferred sales
  charges                                    8.44%         4.65%        8.56%
  Including contingent deferred sales
  charges                                    8.44%         3.64%        7.56%
 ----------------------------------------------------------------------------
  Institutional Class                        9.50%         5.87%        9.14%
 ----------------------------------------------------------------------------
  Service Class                              9.04%         5.43%        8.94%
 ----------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.
 (c) Not annualized.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

June 30, 1999 (Unaudited)

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS
GROWTH AND INCOME STRATEGY PORTFOLIO

  Shares    Description                                                 Value
 Mutual Funds (Institutional Shares) - 99.9%
  Equity - 62.4%
  8,423,521 Goldman Sachs CORE International Equity Fund -
            20.5%                                                 $ 90,047,436
  5,827,408 Goldman Sachs CORE Large Cap Value Fund -  15.0%        65,733,165
  3,662,831 Goldman Sachs CORE Large Cap Growth Fund - 14.3%        62,634,417
  2,173,825 Goldman Sachs Emerging Markets Equity Fund - 4.8%       21,042,622
  1,531,824 Goldman Sachs CORE Small Cap Equity Fund - 3.8%         16,497,745
    892,985 Goldman Sachs Real Estate Securities Fund - 2.0%         8,804,836
    713,456 Goldman Sachs International Small Cap Equity Fund -
             2.0%                                                    8,761,245
                                                                  ------------
                                                                  $273,521,466
 ------------------------------------------------------------------------------
  Fixed Income - 37.1%
  5,938,677 Goldman Sachs Global Income Fund - 20.0%              $ 87,654,871
  5,382,810 Goldman Sachs Core Fixed Income Fund - 11.8%            51,782,637
  2,453,998 Goldman Sachs High Yield Fund - 5.3%                    23,337,521
                                                                  ------------
                                                                  $162,775,029
 ------------------------------------------------------------------------------
  Money Market - 0.4%
  1,837,879 Financial Square Prime Obligations Fund - 0.4%        $  1,837,879
 ------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $410,749,173)(a)                                          $438,134,374
 ------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which value exceeds
   cost                                                           $ 32,101,824
  Gross unrealized loss for investments in which cost exceeds
   value                                                            (5,251,971)
 ------------------------------------------------------------------------------
  Net unrealized gain                                             $ 26,849,853
 ------------------------------------------------------------------------------

 (a) The aggregate cost for federal income tax purposes is $411,284,521. GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

  Shares    Description                                                  Value
 Mutual Funds (Institutional Shares) - 100.0%
  Equity - 82.4%
  7,802,851 Goldman Sachs CORE International Equity Fund - 26.8%   $ 83,412,473
  6,048,549 Goldman Sachs CORE Large Cap Value Fund - 22.0%          68,227,638
  3,261,495 Goldman Sachs CORE Large Cap Growth Fund - 17.9%         55,771,572
  1,883,275 Goldman Sachs Emerging Markets Equity Fund - 5.9%        18,230,101
  1,382,347 Goldman Sachs CORE Small Cap Equity Fund - 4.8%          14,887,872
    789,617 Goldman Sachs Real Estate
            Securities Fund - 2.5%                                    7,785,628
    630,893 Goldman Sachs International Small Cap Equity Fund -
             2.5%                                                     7,747,362
                                                                   ------------
                                                                   $256,062,646
 -------------------------------------------------------------------------------
  Fixed Income - 17.2%
  2,502,657 Goldman Sachs Global Income Fund - 11.8%               $ 36,939,216
  1,125,840 Goldman Sachs Core Fixed Income Fund - 3.5%              10,830,584
    615,068 Goldman Sachs High Yield
            Fund - 1.9%                                               5,849,297
                                                                   ------------
                                                                   $ 53,619,097
 -------------------------------------------------------------------------------
  Money Market - 0.4%
  1,292,071 Financial Square Prime Obligations Fund - 0.4%         $  1,292,071
 -------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $281,128,753)(a)                                           $310,973,814
 -------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which value exceeds
   cost                                                            $ 30,163,359
  Gross unrealized loss for investments in which cost exceeds
   value                                                             (1,122,837)
 -------------------------------------------------------------------------------
  Net unrealized gain                                              $ 29,040,522
 -------------------------------------------------------------------------------

 (a) The aggregate cost for federal income tax purposes is $281,933,292.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
June 30, 1999 (Unaudited)

 The following graph shows the value as of June 30, 1999, of a $10,000 invest-ment made (with the maximum sales charges of 5.5% for Class A and redemption charges of 5.0% and 1.0% for Class B and Class C, respectively, and at NAV for the Institutional and Service Classes) in Goldman Sachs Aggressive Growth Strategy Portfolio on February 1, 1998. For comparative purposes, the perfor-mance of the portfolio's benchmarks (the S&P 500 Index, Morgan Stanley EAFE Index ("MSCI EAFE"), Russell 2000 Index and Morgan Stanley Emerging Markets Free Index ("MSCI EMF") are also shown. All performance data shown represents past performance and should not be considered indicative of future perfor-mance which will fluctuate with changes in market conditions. These perfor-mance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Aggressive Growth Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 1999.(a)

[GRAPH APPEARS HERE]

                                             Institutional    Service
          Class A    Class B     Class C         Class        Class       S&P 500        MSCI EAFE     Russell 2000     MSCI EMF
2/1/98     9,450     10,000      10,000         10,000        10,000       10,000          10,000         10,000         10,000
Feb-98    10,293     10,390      10,790         10,890        10,890       10,721          10,644         10,739         11,044
Mar-98    10,577     10,690      11,090         11,190        11,190       11,270          10,974         11,181         11,523
Apr-98    10,633     10,740      11,140         11,250        11,250       11,384          11,063         11,243         11,398
May-98    10,284     10,370      10,770         10,880        10,880       11,188          11,012         10,637          9,836
Jun-98    10,170     10,240      10,640         10,760        10,760       11,642          11,098         10,659          8,804
Jul-98     9,943     10,000      10,390         10,520        10,520       11,518          11,213          9,796          9,083
Aug-98     8,280      8,294       8,643          8,760         8,750        9,852           9,826          7,894          6,457
Sep-98     8,422      8,436       8,791          8,910         8,910       10,484           9,527          8,512          6,867
Oct-98     8,998      8,997       9,385          9,520         9,520       11,336          10,523          8,859          7,590
Nov-98     9,395      9,396       9,801          9,940         9,940       12,023          11,065          9,323          8,221
Dec-98     9,695      9,691      10,104         10,280        10,254       12,715          11,504          9,900          8,102
Jan-99     9,819      9,922      10,335         10,411        10,385       13,247          11,473         10,032          7,971
Feb-99     9,523      9,602      10,013         10,098        10,072       12,835          11,202          9,219          8,049
Mar-99     9,914     10,002      10,415         10,512        10,476       13,348          11,673          9,363          9,110
Apr-99    10,525     10,646      11,049         11,170        11,133       13,865          12,148         10,202         10,237
May-99    10,229     10,324      10,737         10,856        10,809       13,538          11,525         10,351         10,177
Jun-99    10,764     10,877      11,290         11,433        11,375       14,289          11,977         10,819         11,333


  Average Annual Total Return through
  June 30, 1999(b)                      Since Inception One Year Six Month(c)
  Class A
  Excluding sales charges                         9.09%    5.83%    11.02%
  Including sales charges                         5.05%   -0.02%     4.93%
 ----------------------------------------------------------------------------
  Class B
  Excluding contingent deferred sales
  charges                                         8.39%    5.02%    10.65%
  Including contingent deferred sales
  charges                                         5.79%   -0.01%     5.65%
 ----------------------------------------------------------------------------
  Class C
  Excluding contingent deferred sales
  charges                                         8.47%    5.12%    10.64%
  Including contingent deferred sales
  charges                                         8.47%    4.12%     9.64%
 ----------------------------------------------------------------------------
  Institutional Class                             9.38%    6.26%    11.22%
 ----------------------------------------------------------------------------
  Service Class                                   9.01%    5.72%    10.94%
 ----------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.
 (c) Not annualized.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments

June 30, 1999 (Unaudited)


GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

  Shares    Description                                                  Value

 Mutual Funds (Institutional Shares) - 100.4%
  Equity - 100.2%
  3,365,098 Goldman Sachs CORE International Equity Fund - 30.2%   $ 35,972,896
  2,910,351 Goldman Sachs CORE Large Cap Value Fund - 27.5%          32,828,758
  1,453,749 Goldman Sachs CORE Large Cap Growth Fund - 20.9%         24,859,106
    989,275 Goldman Sachs Emerging Markets Equity Fund - 8.0%         9,576,183
    725,828 Goldman Sachs CORE Small Cap Equity Fund - 6.6%           7,817,171
    386,040 Goldman Sachs International Small Cap Equity Fund -
             4.0%                                                     4,740,572
    362,326 Goldman Sachs Real Estate
            Securities Fund - 3.0%                                    3,572,533
                                                                   ------------
                                                                   $119,367,219
 ------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (Cost $105,753,460)                                              $119,367,219
 ------------------------------------------------------------------------------

  Principal Amount        Interest Rate           Maturity Date           Value

  Repurchase Agreement - 0.2%
  Joint Repurchase Agreement Account
  $300,000                        5.13%              07/01/1999           $    300,000
 -------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT ACCOUNT
  (Cost $300,000)                                                         $    300,000
 =====================================================================================
  TOTAL INVESTMENTS
  (Cost $106,053,460)(a)                                                  $119,667,219
 =====================================================================================
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
    value exceeds cost                                                    $ 12,970,988
  Gross unrealized loss for investments in which
    cost exceeds value                                                              --
 -------------------------------------------------------------------------------------
  Net unrealized gain                                                     $ 12,970,988
 =====================================================================================

 (a) The aggregate cost for federal income tax purposes is $106,696,231.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

 The accompanying notes are an integral part of these financial statements.   15

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
June 30, 1999 (Unaudited)

The accompanying notes are an integral part of these financial statements.

                                 Goldman Sachs      Goldman Sachs      Goldman Sachs      Goldman Sachs      Goldman Sachs
                                  Conservative           Balanced  Growth and Income             Growth  Aggressive Growth
                            Strategy Portfolio Strategy Portfolio Strategy Portfolio Strategy Portfolio Strategy Portfolio
 Assets:

  Investment in
  securities, at value
  (identified cost
  $11,853,511,
  $98,699,786,
  $410,749,173,
  $281,128,753,
  $106,053,460
  respectively)                $11,902,844        $102,710,512       $438,134,374       $310,973,814       $119,667,219
  Cash                              71,091                 --                 --                 --             224,134
  Receivables:
  Investment securities
  sold                                 --               17,346            731,193          1,128,189                --
  Dividends and interest            46,079             326,627            362,185             65,295                --
  Fund shares sold                     --              446,011          1,102,437            741,876            145,676
  Reimbursement from
  adviser                           79,026              48,685             50,883             53,563             52,814
  Deferred organization
  expenses, net                        --               10,959             10,959             10,959             10,959
  Other assets                      33,509              14,609             48,008              1,374              1,160
 -------------------------------------------------------------------------------------------------------------------------
  Total assets                  12,132,549         103,574,749        440,440,039        312,975,070        120,101,962
 -------------------------------------------------------------------------------------------------------------------------

 Liabilities:

  Due to Custodian                     --               17,437             48,311            670,914                --
  Payables:
  Investment securities
  purchased                        153,247                 --                 --                 --             385,055
  Fund shares repurchased              --               51,880          1,281,993          1,029,837            325,802
  Amounts owed to
  affiliates                        11,430              86,202            345,045            257,431             94,768
  Accrued expenses and
  other liabilities                 40,471              96,260            150,109            145,380            116,615
 -------------------------------------------------------------------------------------------------------------------------
  Total liabilities                205,148             251,779          1,825,458          2,103,562            922,240
 -------------------------------------------------------------------------------------------------------------------------

 Net Assets:

  Paid-in capital               11,880,306         101,006,408        421,670,417        294,423,986        112,898,112
  Accumulated
  undistributed
  (distributions in excess
  of) net investment
  income                              (495)             21,642              4,601            143,203           (333,081)
  Accumulated net realized
  loss on investment
  transactions                      (1,743)         (1,715,806)       (10,445,638)       (13,540,742)        (6,999,068)
  Net unrealized gain on
  investments                       49,333           4,010,726         27,385,201         29,845,061         13,613,759
 -------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                   $11,927,401        $103,322,970       $438,614,581       $310,871,508       $119,179,722
 -------------------------------------------------------------------------------------------------------------------------
  Net asset value,
  offering and redemption
  price per share:(a)
  Class A                           $10.24              $10.59             $10.98             $11.22             $11.28
  Class B                           $10.23              $10.59             $10.96             $11.16             $11.22
  Class C                           $10.23              $10.59             $10.95             $11.16             $11.23
  Institutional                     $10.25              $10.59             $10.98             $11.23             $11.30
  Service                           $10.26              $10.59             $10.96             $11.21             $11.26
 -------------------------------------------------------------------------------------------------------------------------
  Shares Outstanding:
  Class A                          128,142           3,894,028         16,078,269         11,249,703          4,525,788
  Class B                          747,167           3,244,034         12,721,733         10,179,559          3,735,209
  Class C                          288,913           2,446,086          8,760,168          5,988,908          2,112,346
  Institutional                        547             127,306          2,258,526            320,107            209,260
  Service                              728              44,464            172,115             59,825             11,748
 -------------------------------------------------------------------------------------------------------------------------
  Total shares
  outstanding, $.001 par
  value
  (unlimited number of
  shares authorized)             1,165,497           9,755,918         39,990,811         27,798,102         10,594,351
 -------------------------------------------------------------------------------------------------------------------------

 (a) Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A shares of the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios is $10.84, $11.21, $11.62, $11.87 and $11.94, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Period Ended June 30, 1999 (Unaudited)

                                                Goldman Sachs       Goldman Sachs       Goldman Sachs       Goldman Sachs
                                                 Conservative            Balanced   Growth and Income              Growth
                                        Strategy Portfolio(a)  Strategy Portfolio  Strategy Portfolio  Strategy Portfolio
Investment income:
Income distributions from
underlying funds                                    $ 115,649         $ 1,664,471         $ 4,743,935         $ 1,685,547
Interest                                                2,397               1,699               3,625               1,603
--------------------------------------------------------------------------------------------------------------------------
Total income                                          118,046           1,666,170           4,747,560           1,687,150
==========================================================================================================================

Expenses:

Management fees                                         8,887             177,106             755,702             530,474
Distribution and Service fees(b)                       22,705             349,393           1,390,735           1,024,178
Transfer Agent fees(b)                                  4,795              95,243             395,972             284,927
Custodian fees                                         13,644              17,901              17,852              17,901
Registration fees                                      41,881              23,124              76,987              62,219
Printing fees                                          33,764              47,483              47,151              47,922
Professional fees                                      20,343              19,610              19,610              19,610
Trustee fees                                            5,953               5,333               5,333               5,333
Amortization of deferred organization
  expenses                                                 --                1,549               1,549               1,549
Service class fees                                         83               1,150               4,301               1,434
Other                                                   8,303               7,768               8,978               8,540
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                        160,358             745,660           2,724,170           2,004,087
--------------------------------------------------------------------------------------------------------------------------
Less--expenses reimbursed and fees waived by
Goldman Sachs                                        (128,865)           (221,948)           (600,654)           (460,140)
--------------------------------------------------------------------------------------------------------------------------
Net expenses                                           31,493             523,712           2,123,516           1,543,947
==========================================================================================================================
NET INVESTMENT INCOME (LOSS)                           86,553           1,142,458           2,624,044             143,203
==========================================================================================================================

Realized and unrealized gain (loss):

Net realized loss from investment
  transactions                                         (1,743)           (674,680)         (8,652,522)         (9,627,302)
Net change in unrealized gain (loss) on
  investments                                          49,333           3,328,075          33,052,387          34,933,907
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                       47,590           2,653,395          24,399,865          25,306,605
==========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   $ 134,143         $ 3,795,853         $27,023,909         $25,449,808
==========================================================================================================================

                                             Goldman Sachs
                                         Aggressive Growth
                                        Strategy Portfolio
Investment income:
Income distributions from
underlying funds                           $   216,369
Interest                                         1,281
-----------------------------------------------------------
Total income                                   217,650
===========================================================

Expenses:

Management fees                                197,790
Distribution and Service fees(b)               372,706
Transfer Agent fees(b)                         106,001
Custodian fees                                  17,901
Registration fees                               28,185
Printing fees                                   49,644
Professional fees                               19,610
Trustee fees                                     5,333
Amortization of deferred organization
  expenses                                       1,549
Service class fees                                 308
Other                                            7,835
-----------------------------------------------------------
Total expenses                                 806,862
-----------------------------------------------------------
Less--expenses reimbursed and fees
  waived by Goldman Sachs                     (240,820)
-----------------------------------------------------------
Net expenses                                   566,042
===========================================================
NET INVESTMENT INCOME (LOSS)                  (348,392)
===========================================================

Realized and unrealized gain (loss):

Net realized loss from investment
  transactions                              (4,715,155)
Net change in unrealized gain (loss)
  on investments                            16,778,385
-----------------------------------------------------------
Net realized and unrealized gain            12,063,230
===========================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                          $11,714,838
===========================================================

(a) Commencement date of operations was February 8, 1999.
(b) The fees were as follows:

                                            Distribution and Service fees               Transfer Agent fees
                                            ----------------------------- -----------------------------------------------
                                              Class A   Class B   Class C  Class A  Class B Class C Institutional Service
                                              -------   -------   -------  -------  ------- ------- ------------- -------
   Conservative Strategy Portfolio          $     832 $  13,639 $   8,234 $    632 $  2,591 $ 1,564        $    1    $  7
   Balanced Strategy Portfolio                 50,207   170,310   128,876   38,157   32,359  24,487           148      92
   Growth and Income Strategy Portfolio       224,434   685,798   480,503  170,570  130,302  91,295         3,460     345
   Growth Strategy Portfolio                  157,055   548,318   318,805  119,361  104,180  60,573           697     116
   Aggressive Growth Strategy Portfolio        61,090   201,820   109,796   46,428   38,346  20,861           341      25

The accompanying notes are an integral part of these financial statements.    17

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Period Ended June 30, 1999 (Unaudited)

The accompanying notes are an integral part of these financial statements.

                                   Goldman Sachs       Goldman Sachs       Goldman Sachs       Goldman Sachs       Goldman Sachs
                                    Conservative            Balanced   Growth and Income              Growth   Aggressive Growth
                           Strategy Portfolio(a)  Strategy Portfolio  Strategy Portfolio  Strategy Portfolio  Strategy Portfolio

  From operations:

  Net investment income
  (loss)                             $    86,553        $  1,142,458       $   2,624,044        $    143,203        $   (348,392)
  Net realized loss                       (1,743)           (674,680)         (8,652,522)         (9,627,302)         (4,715,155)
  Net change in
  unrealized gain (loss)
  on investments                          49,333           3,328,075          33,052,387          34,933,907          16,778,385
 --------------------------------------------------------------------------------------------------------------------------------
  Net increase in net
  assets resulting from
  operations                             134,143           3,795,853          27,023,909          25,449,808          11,714,838
 --------------------------------------------------------------------------------------------------------------------------------

  Distributions to share-
  holders:
  From net investment
  income
  Class A shares                         (11,654)           (544,572)         (1,426,760)                 --                  --
  Class B shares                         (49,559)           (330,007)           (587,034)                 --                  --
  Class C shares                         (25,207)           (247,580)           (405,503)                 --                  --
  Institutional shares                       (66)            (13,868)           (185,860)                 --                  --
  Service shares                             (67)             (5,961)            (14,286)                 --                  --

  In excess of net
  investment income
  Class A shares                             (68)                 --                  --                  --                  --
  Class B shares                            (283)                 --                  --                  --                  --
  Class C shares                            (144)                 --                  --                  --                  --
  Institutional shares                        --                  --                  --                  --                  --
  Service shares                              --                  --                  --                  --                  --
 --------------------------------------------------------------------------------------------------------------------------------
  Total distributions to
  shareholders                           (87,048)         (1,141,988)         (2,619,443)                 --                  --
 --------------------------------------------------------------------------------------------------------------------------------

  From share transac-
  tions:
  Net proceeds from sales
  of shares                           11,986,295          21,938,512          80,869,928          55,387,144          25,654,473
  Reinvestment of
  dividends and
  distributions                           28,470             972,873           2,487,841               7,172               4,875
  Cost of shares
  repurchased                           (134,459)        (21,098,255)       (100,598,002)        (74,558,600)        (28,504,398)
 --------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from share transactions             11,880,306           1,813,130         (17,240,233)        (19,164,284)         (2,845,050)
 --------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE                      11,927,401           4,466,995           7,164,233           6,285,524           8,869,788
 --------------------------------------------------------------------------------------------------------------------------------

  Net assets:
  Beginning of period                         --          98,855,975         431,450,348         304,585,984         110,309,934
 --------------------------------------------------------------------------------------------------------------------------------
  End of period                      $11,927,401        $103,322,970       $ 438,614,581        $310,871,508        $119,179,722
 --------------------------------------------------------------------------------------------------------------------------------
  Accumulated
  undistributed
  (distributions in
  excess of) net
  investment income                  $      (495)       $     21,642       $       4,601        $    143,203        $   (333,081)
 --------------------------------------------------------------------------------------------------------------------------------

 (a) Commencement date of operations was February 8, 1999.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Period Ended December 31, 1998

      The accompanying notes are an integral part of these financial statements.

                                    Goldman Sachs          Goldman Sachs          Goldman Sachs          Goldman Sachs
                                         Balanced      Growth and Income                 Growth      Aggressive Growth
                            Strategy Portfolio(a)  Strategy Portfolio(a)  Strategy Portfolio(a)  Strategy Portfolio(a)

  From operations:

  Net investment income              $  1,383,598           $  4,786,745           $  1,889,408           $    290,616
  Net realized gain (loss)               (391,456)             1,940,943             (2,037,167)            (1,809,589)
  Net change in unrealized
  gain (loss) on
  investments                             682,651             (5,667,186)            (5,088,846)            (3,164,626)
 ----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                       1,674,793              1,060,502             (5,236,605)            (4,683,599)
 ----------------------------------------------------------------------------------------------------------------------

  Distributions to share-
  holders:

  From net investment
  income
  Class A shares                         (675,433)            (2,306,364)            (1,028,555)              (235,518)
  Class B shares                         (389,882)            (1,359,409)              (531,921)               (33,771)
  Class C shares                         (308,560)              (990,627)              (309,463)               (19,874)
  Institutional shares                     (2,105)              (112,462)               (16,851)                  (830)
  Service shares                           (7,619)               (17,883)                (2,618)                  (623)

  In excess of net
  investment income
  Class A shares                         (113,394)              (822,962)              (291,624)                  (689)
  Class B shares                          (65,455)              (485,067)              (150,814)                   (99)
  Class C shares                          (51,802)              (353,478)               (87,742)                   (58)
  Institutional shares                       (353)               (40,129)                (4,778)                    (2)
  Service shares                           (1,279)                (6,381)                  (742)                    (2)

  From net realized gain
  Class A shares                         (162,793)              (867,706)              (595,050)              (201,675)
  Class B shares                         (140,756)              (672,087)              (501,683)              (176,608)
  Class C shares                         (102,275)              (483,928)              (297,823)               (93,875)
  Institutional shares                       (747)               (43,567)                (9,965)                  (496)
  Service shares                           (1,869)                (6,591)                (1,740)                  (474)
 ----------------------------------------------------------------------------------------------------------------------
  Total distributions to
  shareholders                         (2,024,322)            (8,568,641)            (3,831,369)              (764,594)
 ----------------------------------------------------------------------------------------------------------------------

  From share transactions:

  Net proceeds from sales
  of shares                           116,904,997            479,484,104            345,618,571            134,338,429
  Reinvestment of
  dividends and
  distributions                         1,726,504              7,902,811              3,614,716                736,661
  Cost of shares
  repurchased                         (19,425,997)           (48,428,428)           (35,579,329)           (19,316,963)
 ----------------------------------------------------------------------------------------------------------------------
  Net increase in net
  assets resulting from
  share transactions                   99,205,504            438,958,487            313,653,958            115,758,127
 ----------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE                       98,855,975            431,450,348            304,585,984            110,309,934
 ----------------------------------------------------------------------------------------------------------------------

  Net assets:

  Beginning of period                          --                     --                     --                     --
 ----------------------------------------------------------------------------------------------------------------------
  End of period                      $ 98,855,975           $431,450,348           $304,585,984           $110,309,934
 ----------------------------------------------------------------------------------------------------------------------
  Accumulated
  undistributed net
  investment income                  $     21,172           $         --           $         --           $     15,311
 ----------------------------------------------------------------------------------------------------------------------

 (a) Commencement date of operations was January 2, 1998.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 1999 (Unaudited)

 1. ORGANIZATION

 Goldman Sachs Trust (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940 (as amended) as an open-end, manage-ment investment company. The Trust includes Goldman Sachs Conservative Strategy Portfolio (Conservative Strategy), Goldman Sachs Balanced Strategy Portfolio (Balanced Strategy), Goldman Sachs Growth and Income Strategy Port-folio (Growth and Income Strategy), Goldman Sachs Growth Strategy Portfolio (Growth Strategy) and Goldman Sachs Aggressive Growth Strategy Portfolio (Ag-gressive Growth Strategy), collectively, (the "Portfolios") or individually (a "Portfolio"). Effective February 8, 1999, the name of Goldman Sachs Income Strategy Portfolio was changed to Goldman Sachs Balanced Strategy Portfolio. All of the Portfolios offer five classes of shares -- Class A, Class B, Class C, Institutional and Service shares.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

 A. Investment Valuation -- Each Portfolio invests in a combination of Under-lying Funds (the "Underlying Funds") for which Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), Goldman Sachs Funds Management L.P. ("GSFM") and Goldman Sachs Asset Management International ("GSAMI"), affiliates of Goldman Sachs, act as in-vestment adviser. Investments in the Underlying Funds are valued at the clos-ing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios' shares will correspondingly fluctu-ate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

 B. Securities Transactions and Investment Income -- Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfo-lio securities are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest ac-crued.

 C. Federal Taxes -- It is each Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment compa-nies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, de-pending on the type of book/tax differences that may exist.

 D. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the ex-pense.
   Class A, Class B and Class C shareholders of the Portfolios bear all ex-penses and fees relating to their respective Distribution and Service plans. Shareholders of Service shares bear all expenses and fees paid to service or-ganizations. Each class of shares of the Funds separately bears its respec-tive class-specific transfer agency fees.

 E. Deferred Organization Expenses -- Organization-related costs are being am-ortized on a straight line basis over a period of five years.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

 3. AGREEMENTS

 Pursuant to an Investment Management Agreement (the "Agreement"), Goldman Sachs Asset Management ("GSAM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as Portfolios' investment adviser. Under the Agree-ment, GSAM, subject to the general supervision of the Trust's Board of Trust-ees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios' business affairs, including providing facili-ties, GSAM is entitled to a fee, computed daily and payable monthly at an an-nual rate equal to .35% of the average daily net assets of each Portfolio. For the period ended June 30, 1999 the adviser has voluntarily agreed to waive a portion of the management fee equal annually to .20% of each Portfo-lio's average daily net assets. The adviser may discontinue or modify this waiver in the future at its discretion.
   During the period, GSAM has voluntarily agreed to limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees, taxes, interest, brokerage, litigation, service share fees, indemnifi-cation costs and other extraordinary expenses) to the extent that such ex-penses exceed .00% of the average daily net assets of each Portfolio.
   Goldman Sachs serves as Distributor of the shares of the Portfolios pursu-ant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $3,800, $21,000, $83,800, $81,000 and $34,000 for the period ended June 30, 1999 for the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategies, respectively.
   The Trust, on behalf of each Portfolio, has adopted Distribution and Serv-ice Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Au-thorized Dealers are entitled to a monthly fee from each Portfolio for distribution and shareholder maintenance services equal, on an annual basis, to .25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.
   Goldman Sachs also serves as Transfer Agent of the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and pay-able monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C shares and .04% of average daily net assets for Institutional and Service shares.
   The Trust, on behalf of each Portfolio, has adopted Service Plans. These plans allow for Service shares to compensate service organizations for pro-viding varying levels of account administration and shareholder liaison serv-ices to their customers, who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on an annualized basis), respectively, of the average daily net asset value of the Service shares.
   For the period ended June 30, 1999, the adviser and distributor have volun-tarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

 Portfolio                    Management Fee Waivers   Reimbursement   Total
 ---------------------------------------------------------------------------
 Conservative Strategy                 $  5                $124         $129
 ---------------------------------------------------------------------------
 Balanced Strategy                      101                 121          222
 ---------------------------------------------------------------------------
 Growth and Income Strategy             432                 169          601
 ---------------------------------------------------------------------------
 Growth Strategy                        303                 157          460
 ---------------------------------------------------------------------------
 Aggressive Growth Strategy             113                 128          241
 ---------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 1999 (Unaudited)

   At June 30, 1999, the amounts owed to affiliates were as follows (in thou-sands):

                                                             Distribution
                               Management      Transfer      and Service
 Portfolio                        Fees        Agent Fees         Fees         Total
 ----------------------------------------------------------------------------------
 Conservative Strategy            $ 1            $ 2             $  8         $ 11
 ----------------------------------------------------------------------------------
 Balanced Strategy                 13             16               57           86
 ----------------------------------------------------------------------------------
 Growth and Income Strategy        54             65              226          345
 ----------------------------------------------------------------------------------
 Growth Strategy                   38             47              172          257
 ----------------------------------------------------------------------------------
 Aggressive Growth Strategy        14             18               63           95
 ----------------------------------------------------------------------------------

 4. PORTFOLIO SECURITY TRANSACTIONS

 Purchases and proceeds of sales or maturities of long-term securities for the period ended June 30, 1999, were as follows:

 Portfolio                    Purchases      Sales
 -----------------------------------------------------
 Conservative Strategy       $ 14,139,809 $  2,284,555
 -----------------------------------------------------
 Balanced Strategy             45,810,768   42,457,073
 -----------------------------------------------------
 Growth and Income Strategy   181,196,035  195,268,969
 -----------------------------------------------------
 Growth Strategy              136,668,741  155,292,293
 -----------------------------------------------------
 Aggressive Growth Strategy    45,567,086   48,217,932
 -----------------------------------------------------

 5. LINE OF CREDIT FACILITY

 The Portfolios participated in a $250,000,000 uncommitted, unsecured revolv-ing line of credit facility. Under the most restrictive arrangement, each Portfolio must have owned securities having a market value in excess of 300% of the total bank borrowings. Effective April 30, 1999, the Portfolios now participate in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive ar-rangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the period ended June 30, 1999, the Portfolios did not have any borrowings under any of these facilities.

 6. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' custodian.

 7. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Portfolios, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is in-vested in one or more repurchase agreements.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

   At June 30, 1999, Aggressive Growth Strategy had an undivided interest in the repurchase agreement in the following joint account which equaled $300,000 in principal amount. At June 30, 1999, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

                                          Principal   Interest  Maturity    Amortized
 Repurchase Agreements                     Amount       Rate      Date         Cost
 ---------------------------------------------------------------------------------------
 ABN/AMRO, Inc.                         $ 412,400,000   5.30%  07/01/1999 $  412,400,000
 ---------------------------------------------------------------------------------------
 Banc of America Securities               500,000,000   5.05   07/01/1999    500,000,000
 ---------------------------------------------------------------------------------------
 Bear Stearns Companies, Inc.             200,000,000   5.00   07/01/1999    200,000,000
 ---------------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                 $1,112,400,000
 ---------------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 1999 (Unaudited)

 8. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the period ended June 30, 1999 was as follows:

                              Goldman Sachs
                          Conservative Strategy          Goldman Sachs
                              Portfolio(a)        Balanced Strategy Portfolio
                               -------------------------------------------------
                             Shares      Dollars        Shares          Dollars
 -------------------------------------------------------------------------------
 Class A Shares
 Shares sold                128,639  $ 1,308,999       938,042  $     9,781,422
 Reinvestment of divi-
dends and distributions       1,126       11,497        47,106          492,300
 Shares repurchased          (1,623)     (16,601)     (992,507)     (10,300,829)
                               -------------------------------------------------
                            128,142    1,303,895        (7,359)         (27,107)
 -------------------------------------------------------------------------------
 Class B Shares
 Shares sold                754,881    7,713,316       416,380        4,340,627
 Reinvestment of divi-
dends and distributions         488        4,979        25,015          261,302
 Shares repurchased          (8,202)     (83,933)     (472,315)      (4,927,827)
                               -------------------------------------------------
                            747,167    7,634,362       (30,920)        (325,898)
 -------------------------------------------------------------------------------
 Class C Shares
 Shares sold                290,671    2,951,222       637,686        6,663,950
 Reinvestment of divi-
dends and distributions       1,164       11,879        19,532          204,155
 Shares repurchased          (2,922)     (30,002)     (556,773)      (5,839,865)
                               -------------------------------------------------
                            288,913    2,933,099       100,445        1,028,240
 -------------------------------------------------------------------------------
 Institutional Shares
 Shares sold                    543        5,446       108,802        1,149,093
 Reinvestment of divi-
dends and distributions           4           44         1,322           13,864
 Shares repurchased              --           --        (2,675)         (28,129)
                               -------------------------------------------------
                                547        5,490       107,449        1,134,828
 -------------------------------------------------------------------------------
 Service Shares
 Shares sold                    721        3,389           328            3,420
 Reinvestment of divi-
dends and distributions           7           71           120            1,252
 Shares repurchased              --           --          (155)          (1,605)
                               -------------------------------------------------
                                728        3,460           293            3,067
 -------------------------------------------------------------------------------
 NET INCREASE (DECREASE)  1,165,497  $11,880,306       169,908  $     1,813,130
 -------------------------------------------------------------------------------

 (a) Class A, Class B, Class C, Institutional and Service share activity commenced on February 8, 1999.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

              Goldman Sachs                     Goldman Sachs                    Goldman Sachs
   Growth and Income Strategy Portfolio   Growth Strategy Portfolio   Aggressive Growth Strategy Portfolio
 -----------------------------------------------------------------------------------------------------------
              Shares             Dollars       Shares        Dollars             Shares             Dollars
 -----------------------------------------------------------------------------------------------------------

          2,513,025   $       26,603,564    1,712,703  $  18,097,789          1,119,967  $       11,629,741

            129,256            1,376,178           --             --                 --                  --
         (4,036,333)         (42,979,685)  (2,981,008)   (31,527,176)        (1,232,674)        (13,004,069)
 -----------------------------------------------------------------------------------------------------------
         (1,394,052)         (14,999,943)  (1,268,305)   (13,429,387)          (112,707)         (1,374,328)
 -----------------------------------------------------------------------------------------------------------

          1,581,109           16,732,251    1,781,499     18,852,683            559,751           5,883,195

             49,846              531,281           --             --                 --                  --
         (2,311,982)         (24,454,953)  (2,232,540)   (23,581,776)          (886,363)         (9,218,622)
 -----------------------------------------------------------------------------------------------------------
           (681,027)          (7,191,421)    (451,041)    (4,729,093)          (326,612)         (3,335,427)
 -----------------------------------------------------------------------------------------------------------

          1,890,726           20,098,563    1,477,898     15,684,361            561,824           5,930,705

             37,016              392,927           --             --                 --                  --
         (2,889,952)         (30,610,307)  (1,705,685)   (18,032,993)          (589,357)         (6,137,929)
 -----------------------------------------------------------------------------------------------------------
           (962,210)         (10,118,817)    (227,787)    (2,348,632)           (27,533)           (207,224)
 -----------------------------------------------------------------------------------------------------------

          1,599,711           16,938,263      236,635      2,517,925            210,411           2,215,535

             16,624              178,332           --             --                 --                  --
           (226,968)          (2,476,108)    (130,862)    (1,412,838)           (13,313)           (142,184)
 -----------------------------------------------------------------------------------------------------------
          1,389,367           14,640,487      105,773      1,105,087            197,098           2,073,351
 -----------------------------------------------------------------------------------------------------------

             47,827              497,287       23,469        241,558                 13                 172

                858                9,123           --             --                 --                  --
             (7,158)             (76,949)        (354)        (3,817)              (151)             (1,594)
 -----------------------------------------------------------------------------------------------------------
             41,527              429,461       23,115        237,741               (138)             (1,422)
 -----------------------------------------------------------------------------------------------------------
         (1,606,395)  $      (17,240,233)  (1,818,245) $ (19,164,284)          (269,892) $       (2,845,050)
 -----------------------------------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 1999

 8. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the period ended December 31, 1998 was as follows:

                                                       Goldman Sachs
                                              Balanced Strategy Portfolio(a)
                                                  -----------------------------
                                                      Shares           Dollars
 ------------------------------------------------------------------------------
 Class A Shares
 Shares sold                                       4,997,153  $     51,471,820
 Reinvestment of dividends and distributions          82,247           838,318
 Shares repurchased                               (1,178,013)      (11,684,097)
                                                  -----------------------------
                                                   3,901,387        40,626,041
 ------------------------------------------------------------------------------
 Class B Shares
 Shares sold                                       3,444,664        35,434,153
 Reinvestment of dividends and distributions          48,225           491,183
 Shares repurchased                                 (217,935)       (2,216,520)
                                                  -----------------------------
                                                   3,274,954        33,708,816
 ------------------------------------------------------------------------------
 Class C Shares
 Shares sold                                       2,844,974        29,279,282
 Reinvestment of dividends and distributions          38,221           389,643
 Shares repurchased                                 (537,554)       (5,467,423)
                                                  -----------------------------
                                                   2,345,641        24,201,502
 ------------------------------------------------------------------------------
 Institutional Shares
 Shares sold                                          19,543           202,615
 Reinvestment of dividends and distributions             314             3,204
 Shares repurchased                                       --               (28)
                                                  -----------------------------
                                                      19,857           205,791
 ------------------------------------------------------------------------------
 Service Shares
 Shares sold                                          49,317           517,127
 Reinvestment of dividends and distributions             403             4,156
 Shares repurchased                                   (5,549)          (57,929)
                                                  -----------------------------
                                                      44,171           463,354
 ------------------------------------------------------------------------------
 NET INCREASE                                      9,586,010      $ 99,205,504
 ------------------------------------------------------------------------------

 (a) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

               Goldman Sachs                        Goldman Sachs                        Goldman Sachs
  Growth and Income Strategy Portfolio(a)   Growth Strategy Portfolio(a)    Aggressive Growth Strategy Portfolio(a)
 --------------------------------------------------------------------------------------------------------------------
               Shares              Dollars         Shares          Dollars              Shares               Dollars
 --------------------------------------------------------------------------------------------------------------------
          19,544,296   $       205,404,749     14,105,119  $   148,698,602           5,615,397  $         58,906,369
             371,985             3,793,531        186,185        1,875,658              43,646               434,720
          (2,443,960)          (24,540,186)    (1,773,296)     (17,687,486)         (1,020,548)          (10,034,193)
 --------------------------------------------------------------------------------------------------------------------
          17,472,321           184,658,094     12,518,008      132,886,774           4,638,495            49,306,896
 --------------------------------------------------------------------------------------------------------------------
          14,322,312           149,921,704     11,471,847      120,504,688           4,598,907            48,814,394
             224,284             2,285,787        109,293        1,104,065              20,086               199,458
          (1,143,836)          (11,542,305)      (950,540)      (9,481,003)           (557,172)           (5,486,370)
 --------------------------------------------------------------------------------------------------------------------
          13,402,760           140,665,186     10,630,600      112,127,750           4,061,821            43,527,482
 --------------------------------------------------------------------------------------------------------------------
          10,771,031           113,315,585      7,001,932       73,846,842           2,517,693            26,370,878
             159,052             1,620,876         59,550          601,742              10,102               100,417
          (1,207,705)          (12,060,724)      (844,787)      (8,390,385)           (387,916)           (3,796,390)
 --------------------------------------------------------------------------------------------------------------------
           9,722,378           102,875,737      6,216,695       66,058,199           2,139,879            22,674,905
 --------------------------------------------------------------------------------------------------------------------
             875,077             9,413,016        212,556        2,180,254              12,029               120,329
              17,891               181,644          2,843           28,730                 133                 1,327
             (23,809)             (235,710)        (1,065)         (11,445)                 --                    --
 --------------------------------------------------------------------------------------------------------------------
             869,159             9,358,950        214,334        2,197,539              12,162               121,656
 --------------------------------------------------------------------------------------------------------------------
             133,145             1,429,050         37,114          388,185              11,813               126,459
               2,056                20,973            450            4,521                  74                   739
              (4,613)              (49,503)          (854)          (9,010)                 (1)                  (10)
 --------------------------------------------------------------------------------------------------------------------
             130,588             1,400,520         36,710          383,696              11,886               127,188
 --------------------------------------------------------------------------------------------------------------------
          41,597,206   $       438,958,487     29,616,347  $   313,653,958          10,864,243  $        115,758,127
 --------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period


                                          Income from
                                   investment operations(a)      Distributions to shareholders
                                   -------------------------- -----------------------------------

                         Net asset                                       In excess
                          value,      Net       Net realized   From net    of net                 Net increase
                         beginning investment  and unrealized investment investment   From net    in net asset
                         of period   income        gain         income     income   realized gain    value
 FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)(e)

  1999 - Class A Shares   $10.00     $0.10         $0.23        $(0.09)     $ --        $ --         $0.24
  1999 - Class B Shares    10.00      0.07          0.23         (0.07)       --          --          0.23
  1999 - Class C Shares    10.00      0.07          0.23         (0.07)       --          --          0.23
  1999 - Institutional
  Shares                   10.00      0.12          0.23         (0.10)       --          --          0.25
  1999 - Service Shares    10.00      0.08(f)       0.26(f)      (0.08)       --          --          0.26
 -------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service share activity commenced on February 8, 1999.
 (f) Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.

                                   GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

                                                                           Ratios assuming
                                                                         no voluntary waiver
                                                                    of fees or expense limitations
                                                                    ------------------------------------
                                                        Ratio of
                            Net assets   Ratio of    net investment    Ratio of             Ratio of
  Net asset                 at end of  net expenses      income      expenses to         net investment         Portfolio
  value, end      Total       period    to average     to average      average           loss to average        turnover
  of period    return(b)(d) (in 000s)  net assets(c) net assets(c)  net assets(c)        net  assets(c)          rate(d)
    $10.24         3.64%      $1,313       0.59%          3.88%                   5.66%                (1.19)%    36.86%
     10.23         3.34        7,646       1.34           3.43                    6.41                 (1.64)     36.86
     10.23         3.34        2,955       1.34           3.21                    6.41                 (1.86)     36.86
     10.25         3.88            6       0.19           4.04                    5.26                 (1.03)     36.86
     10.26         3.81            7       0.69           1.81                    5.76                 (3.26)     36.86
 ------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period


                                          Income from
                                   investment operations(a)     Distributions to shareholders
                                   ------------------------- -----------------------------------

                         Net asset                                      In excess
                          value,      Net      Net realized   From net    of net                 Net increase
                         beginning investment and unrealized investment investment   From net    in net asset
                         of period   income       gain         income     income   realized gain    value
 FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)

  1999 - Class A Shares   $10.31     $0.14        $0.28        $(0.14)    $  --        $  --        $0.28
  1999 - Class B Shares    10.31      0.10         0.28         (0.10)       --           --         0.28
  1999 - Class C Shares    10.32      0.10         0.27         (0.10)       --           --         0.27
  1999 - Institutional
  Shares                   10.32      0.16         0.27         (0.16)       --           --         0.27
  1999 - Service Shares    10.31      0.13         0.28         (0.13)       --           --         0.28

 FOR THE PERIOD ENDED DECEMBER 31,(e)

  1998 - Class A Shares    10.00      0.25         0.38         (0.25)    (0.03)       (0.04)        0.31
  1998 - Class B Shares    10.00      0.19         0.38         (0.19)    (0.03)       (0.04)        0.31
  1998 - Class C Shares    10.00      0.19         0.39         (0.19)    (0.03)       (0.04)        0.32
  1998 - Institutional
  Shares                   10.00      0.30         0.39         (0.30)    (0.03)       (0.04)        0.32
  1998 - Service Shares    10.00      0.25         0.37         (0.25)    (0.02)       (0.04)        0.31
 ------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
The accompanying notes are an integral part of these financial statements.

                                       GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

                                                                           Ratios assuming
                                                                         no voluntary waiver
                                                                    of fees or expense limitations
                                                                    -------------------------------------
                                                        Ratio of                             Ratio of
                            Net assets   Ratio of    net investment    Ratio of           net investment
  Net asset                 at end of  net expenses      income      expenses to             income to          Portfolio
  value, end      Total       period    to average     to average      average                average           turnover
  of period    return(b)(d) (in 000s)  net assets(c) net assets(c)  net assets(c)         net  assets(c)         rate(d)

  $10.59           4.09%     $41,253       0.59%          2.70%                    1.03%                  2.26%   42.39%
   10.59           3.71       34,345       1.34           1.94                     1.78                   1.50    42.39
   10.59           3.61       25,906       1.34           1.95                     1.78                   1.51    42.39
   10.59           4.19        1,348       0.19           3.33                     0.63                   2.89    42.39
   10.59           4.04          471       0.69           2.60                     1.13                   2.16    42.39

   10.31           6.38       40,237       0.60           3.03                     1.46                   2.17    50.84
   10.31           5.75       33,763       1.30           2.38                     2.08                   1.60    50.84
   10.32           5.83       24,195       1.30           2.34                     2.08                   1.56    50.84
   10.32           6.99          205       0.24           3.55                     1.02                   2.77    50.84
   10.31           6.30          456       0.74           2.90                     1.52                   2.12    50.84
 ------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period


                                          Income from
                                   investment operations(a)     Distributions to shareholders
                                   ------------------------- -----------------------------------

                         Net asset                                      In excess
                          value,      Net      Net realized   From net    of net                 Net increase
                         beginning investment and unrealized investment investment   From net    in net asset
                         of period   income       gain         income     income   realized gain    value
 FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)

  1999 - Class A Shares   $10.38     $0.09        $0.60        $(0.09)    $  --        $  --        $0.60
  1999 - Class B Shares    10.36      0.05         0.60         (0.05)       --           --         0.60
  1999 - Class C Shares    10.36      0.05         0.59         (0.05)       --           --         0.59
  1999 - Institutional
  Shares                   10.39      0.11         0.59         (0.11)       --           --         0.59
  1999 - Service Shares    10.37      0.07         0.60         (0.08)       --           --         0.59

 FOR THE PERIOD ENDED DECEMBER 31,(e)

  1998 - Class A Shares    10.00      0.18         0.47         (0.18)    (0.04)       (0.05)        0.38
  1998 - Class B Shares    10.00      0.12         0.46         (0.12)    (0.05)       (0.05)        0.36
  1998 - Class C Shares    10.00      0.12         0.46         (0.12)    (0.05)       (0.05)        0.36
  1998 - Institutional
  Shares                   10.00      0.20         0.49         (0.20)    (0.05)       (0.05)        0.39
  1998 - Service Shares    10.00      0.16         0.48         (0.16)    (0.06)       (0.05)        0.37
 ------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
The accompanying notes are an integral part of these financial statements.

                              GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

                                                                           Ratios assuming
                                                                         no voluntary waiver
                                                                    of fees or expense limitations
                                                                    -------------------------------------
                                                        Ratio of                             Ratio of
                            Net assets   Ratio of    net investment    Ratio of           net investment
  Net asset                 at end of  net expenses      income      expenses to             income to          Portfolio
  value, end      Total       period    to average     to average      average                average           turnover
  of period    return(b)(d) (in 000s)  net assets(c) net assets(c)  net assets(c)         net  assets(c)         rate(d)
  $10.98           6.63%     $176,546      0.59%          1.60%                    0.87%                  1.32%   42.34%
   10.96           6.25       139,425      1.34           0.85                     1.62                   0.57    42.34
   10.95           6.15        95,949      1.34           0.85                     1.62                   0.57    42.34
   10.98           6.75        24,807      0.19           2.09                     0.47                   1.81    42.34
   10.96           6.51         1,888      0.69           1.55                     0.97                   1.27    42.34


   10.38           6.55       181,441      0.60           2.37                     1.05                   1.92    41.91
   10.36           5.82       138,914      1.30           1.72                     1.68                   1.34    41.91
   10.36           5.80       100,711      1.30           1.68                     1.68                   1.30    41.91
   10.39           6.96         9,030      0.23           2.97                     0.61                   2.59    41.91
   10.37           6.43         1,354      0.73           2.28                     1.11                   1.90    41.91
 ------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period


                                      Income (loss) from
                                   investment operations(a)     Distributions to shareholders
                                   ------------------------- -----------------------------------

                         Net asset    Net                               In excess
                          value,   investment  Net realized   From net    of net                 Net increase
                         beginning   income   and unrealized investment investment   From net    in net asset
                         of period   (loss)       gain         income     income   realized gain    value
 FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)

  1999 - Class A Shares   $10.29     $0.03        $0.90        $  --      $  --        $  --        $0.93
  1999 - Class B Shares    10.28     (0.01)        0.89           --         --           --         0.88
  1999 - Class C Shares    10.28     (0.01)        0.89           --         --           --         0.88
  1999 - Institutional
  Shares                   10.29      0.05         0.89           --         --           --         0.94
  1999 - Service Shares    10.29      0.02         0.90           --         --           --         0.92

 FOR THE PERIOD ENDED DECEMBER 31,(e)

  1998 - Class A Shares    10.00      0.10         0.36        (0.10)     (0.02)       (0.05)        0.29
  1998 - Class B Shares    10.00      0.05         0.35        (0.05)     (0.02)       (0.05)        0.28
  1998 - Class C Shares    10.00      0.05         0.35        (0.05)     (0.02)       (0.05)        0.28
  1998 - Institutional
  Shares                   10.00      0.12         0.37        (0.12)     (0.03)       (0.05)        0.29
  1998 - Service Shares    10.00      0.09         0.35        (0.09)     (0.01)       (0.05)        0.29
 ------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
The accompanying notes are an integral part of these financial statements.

                                         GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

                                                                           Ratios assuming
                                                                         no voluntary waiver
                                                                    of fees or expense limitations
                                                                    ------------------------------------
                                                        Ratio of                            Ratio of
                            Net assets   Ratio of    net investment    Ratio of          net investment
  Net asset                 at end of  net expenses  income (loss)   expenses to          income (loss)        Portfolio
  value, end      Total       period    to average     to average      average             to average          turnover
  of period    return(b)(d) (in 000s)  net assets(c) net assets(c)  net assets(c)        net  assets(c)         rate(d)
    $11.22         9.04%     $126,174      0.59%          0.51%                   0.89%                 0.21%    45.36%
     11.16         8.56       113,571      1.34          (0.23)                   1.64                 (0.53)    45.36
     11.16         8.56        66,861      1.34          (0.23)                   1.64                 (0.53)    45.36
     11.23         9.14         3,596      0.19           0.92                    0.49                  0.62     45.36
     11.21         8.94           670      0.69           0.48                    0.99                  0.18     45.36


     10.29         4.62       128,832      0.60           1.50                    1.15                  0.95     38.43
     10.28         3.98       109,246      1.30           0.83                    1.78                  0.35     38.43
     10.28         3.96        63,925      1.30           0.79                    1.78                  0.31     38.43
     10.29         4.92         2,205      0.23           2.88                    0.71                  2.40     38.43
     10.29         4.45           378      0.73           1.63                    1.21                  1.15     38.43
 -----------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period


                                        Income (loss) from
                                     investment operations(a)      Distributions to shareholders
                                   ---------------------------- -----------------------------------

                         Net asset                                         In excess
                          value,        Net       Net realized   From net    of net                 Net increase
                         beginning  investment   and unrealized investment investment   From net    in net asset
                         of period income (loss)     gain         income     income   realized gain    value
 FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)

  1999 - Class A Shares   $10.16      $(0.01)        $1.13        $  --      $  --        $  --        $1.12
  1999 - Class B Shares    10.14       (0.05)         1.13           --         --           --         1.08
  1999 - Class C Shares    10.15       (0.05)         1.13           --         --           --         1.08
  1999 - Institutional
  Shares                   10.16        0.01          1.13           --         --           --         1.14
  1999 - Service Shares    10.15       (0.02)         1.13           --         --           --         1.11

 FOR THE YEAR ENDED DECEMBER 31,(e)

  1998 - Class A Shares    10.00        0.05          0.20        (0.05)        --        (0.04)        0.16
  1998 - Class B Shares    10.00        0.01          0.18        (0.01)        --        (0.04)        0.14
  1998 - Class C Shares    10.00        0.01          0.19        (0.01)        --        (0.04)        0.15
  1998 - Institutional
  Shares                   10.00        0.07          0.20        (0.07)        --        (0.04)        0.16
  1998 - Service Shares    10.00        0.04          0.21        (0.04)     (0.02)       (0.04)        0.15
 ---------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
The accompanying notes are an integral part of these financial statements.

                              GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

                                                                           Ratios assuming
                                                                         no voluntary waiver
                                                                    of fees or expense limitations
                                                                    ------------------------------------
                                                        Ratio of                            Ratio of
                            Net assets   Ratio of    net investment    Ratio of          net investment
  Net asset                 at end of  net expenses  income (loss)   expenses to          income (loss)         Portfolio
  value, end      Total       period    to average     to average      average             to average           turnover
  of period    return(b)(d) (in 000s)  net assets(c) net assets(c)  net assets(c)        net  assets(c)          rate(d)
    $11.28        11.02%     $51,054       0.59%         (0.21)%                  1.02%                (0.64)%    40.09%
     11.22        10.65       41,911       1.34          (0.96)                   1.77                 (1.39)     40.09
     11.23        10.64       23,719       1.34          (0.96)                   1.77                 (1.39)     40.09
     11.30        11.22        2,364       0.19           0.27                    0.62                 (0.16)     40.09
     11.26        10.94          132       0.69          (0.31)                   1.12                 (0.74)     40.09


     10.16         2.57       47,135       0.60           0.91                    1.42                  0.09      26.27
     10.14         1.93       41,204       1.30           0.14                    2.05                 (0.61)     26.27
     10.15         2.04       21,726       1.30           0.16                    2.05                 (0.59)     26.27
     10.16         2.80          124       0.24           8.17                    0.99                  7.42      26.27
     10.15         2.54          121       0.74           0.76                    1.49                  0.01      26.27
 ------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Makes Asset Allocation at Goldman Sachs Different?


Goldman Sachs' proprietary asset allocation strategy is based on an exclusive risk management framework, the Black-Litterman Asset Allocation Model.


Many investors believe their success depends on investing at the right time or choosing high-performing stocks or bonds. In reality, when investors commit assets and which individual securities they buy are believed to account for just 8.5%* of a portfolio's return over time. Instead, their asset allocation strategy accounts for the majority of a portfolio's return.

With this in mind, Goldman Sachs has developed an exclusive asset allocation process that seeks to deliver the full range of global investment opportunities in constantly changing markets.

         GLOBAL                                  MARKET                                   AN EXCLUSIVE
        PRESENCE                +              KNOWLEDGE                 =              APPROACH TO ASSET
                                                                                           ALLOCATION
 .  Portfolio management teams    .  Expertise in geographic areas,         This degree of global presence and market
   on-site, around the world        investment styles, large-, mid- and    expertise cannot be accessed in most mutual
   including the Americas,          small-market capitalizations and       funds. We offer five Asset Allocation
   Europe and Asia-Pacific          issuers                                Portfolios to tap these resources.
   regions
                                                                           . Conservative Strategy
 .  Firsthand insights into       .  Specialized portfolio management
   local cultures, markets          teams that perform their own           . Balanced Strategy
   and economies                    fundamental analysis of
                                    securities -- and have access to       . Growth and Income Strategy
                                    Goldman Sachs' Global Investment
                                    Research Department                    . Growth Strategy

                                                                           . Aggressive Growth Strategy


                          ASSET ALLOCATION STRATEGIES

OTHER                                 GOLDMAN SACHS
--------------------------------------------------------------------------------
Constant.                             Tactical.
Rebalance quarterly which keeps       Reallocate quarterly which captures
asset allocation the same over time.  changing opportunities in global markets.
--------------------------------------------------------------------------------
Backward-Looking.                     Forward-Looking.
Base allocation decisions on past     Base allocation decisions on expected
returns and market relationships.     future returns given current market
                                      conditions.
--------------------------------------------------------------------------------
Inconsistent Risk Profile.            Consistent Risk Profile.
Identify the top performers and       Focus on how tactical reallocation impacts
overweight that security/asset        each Portfolio's risk profile, maintaining
class, changing an investor's         an investor's original risk/return profile
original risk/return profile.         over time.
--------------------------------------------------------------------------------


* Source: Brinson, Hood & Beebower, "Determinants of Portfolio Performance," Financial Analysts Journal, May/June 1991.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Goldman Sachs
Asset Allocation Portfolios


THE GOLDMAN
SACHS ADVANTAGE

When you invest in Goldman Sachs Asset Allocation Portfolios, you can capitalize on Goldman Sachs' 130-year history of excellence while benefiting from the firm's leadership in three areas:

1 Global Resources

With professionals based throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2 Fundamental Research

Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3 Risk Management

Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.


How you choose to allocate your assets may have a far greater impact on your portfolio's total return potential than any other investment decision you can make. By carefully balancing the percentage of assets allocated to each asset class -- stocks, bonds and cash -- a portfolio can be tailored to your current investment goals and timeframes.

The Goldman Sachs Asset Allocation Portfolios offer you easy access to the benefits associated with asset allocation. Each is designed to provide results consistent with your investment objectives via a complementary blend of Goldman Sachs Funds.


Target Your Needs

The five Goldman Sachs Asset Allocation Portfolios -- Conservative Strategy, Balance Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy -- are carefully tailored to specific financial goals. As your investment objectives change, you can exchange shares among the Goldman Sachs Asset Allocation Portfolios without any additional charge.* (Please note: in general, greater returns are associated with greater risk.)


Goldman Sachs Asset Allocation Portfolios

CONSERVATIVE STRATEGY           Lower Risk/Return

BALANCED STRATEGY

GROWTH AND INCOME STRATEGY

GROWTH STRATEGY

AGGRESSIVE GROWTH STRATEGY      Higher Risk/Return


For More Information

To learn more about the Goldman Sachs Asset Allocation Portfolios, call your investment professional today.




* The exchange privilege is subject to termination and its terms are subject to change.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS

Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Ann E. Marcel, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Adrien E. Deberghes, Jr., Assistant Treasurer
Philip V. Guica, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN, SACHS & CO.

Distributor and Transfer Agent


GOLDMAN SACHS ASSET MANAGEMENT

Investment Adviser


GOLDMAN SACHS INTERNATIONAL

133 Peterborough Court
London, England EC4A 2BB

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

CORE International Equity Fund's, Global Income Fund's and Core Fixed Income Fund's foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

Short Duration Government Fund's net asset value and yield are not guaranteed by the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.

The High Yield Fund invests primarily in high yield, lower rated securities involving greater price volatility and present greater risks than stocks of higher rated fixed income securities. At times the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The CORE Small Cap Equity Fund and the International Small Cap Fund invest in stocks of smaller companies. The stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies. At times the Fund(s) may be unable to sell the securities it holds without a substantial drop in price, if at all.

Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times the Emerging Markets Equity Fund and International Small Cap Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

An investment in real estate securities is subject to greater price volatility and the special risks associated with the direct ownership of real estate.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds.

Copyright 1999 Goldman, Sachs & Co. All rights reserved.
Date of first use: August 23, 1999                                AASAR/42K/8-99